Schedule of Earnings Per Share, Basic and Diluted (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 1	$ 858,605
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 2	(18,170,601)
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 3	(7,504,262)
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 4	40,231,159
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 5	40,175,439
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 6	34,483,100
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 7	40,333,646
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 8	40,175,439
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 9	$ 34,483,100
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 10	0.02
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 11	(0.45)
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 12	(0.22)
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 13	0.02
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 14	(0.45)
Earning (loss) Per Share Schedule Of Earnings Per Share, Basic And Diluted 15	(0.22)